POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Software Portfolio

NYSE Arca, Inc., the intellidex provider for the PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio (each, a "Fund") has changed the methodology by which each Fund's underlying intellidex is composed. Other than the changes set forth below, there are no other changes to each Fund's underlying intellidex, nor are there any changes to a Fund's principal investment strategy. Accordingly, effective immediately, the Prospectus is changed as follows:

•  Beginning on page 75, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies" the subsection titled "Dynamic Biotechnology & Genome IntellidexSM Index" is deleted and replaced with the following:

Dynamic Biotechnology & Genome IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. biotechnology and genome companies that are engaged principally in the research, development, manufacture, marketing and distribution of various biotechnological products, services and processes, as well as companies that benefit significantly from scientific and technological advances in biotechnology and genetic engineering and research. Strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider includes biotechnology and genome stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE MKT and the NASDAQ. The Intellidex Provider ranks the stocks for capital appreciation potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex using research provided by Revere Data, LLC to help identify those companies that have significant operations in the industry group (the "Biotech & Genome Group Universe"). The Intellidex Provider further divides stocks within the Biotech & Genome Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Indellidex Provider splits stocks in the Biotech & Genome Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Biotech & Genome Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Biotech & Genome Group as follows:

a.  The Underlying Intellidex includes 30 stocks from the Biotech & Genome Group Universe based on their model score as follows:

i.  The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best model score in the Sub-Group are included.

ii.  The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best model score in the Sub-Group are included.

b.  In the event that the Biotech & Genome Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes 30 component stocks with the best model score in the Biotech & Genome Group Universe, and determines the weighting for the 30 stocks as follows:

i.  The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.  The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

•  On page 78, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies" the subsection titled "Dynamic Food & Beverage IntellidexSM Index" is deleted and replaced with the following:

Dynamic Food & Beverage IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. food and beverage companies that are engaged principally in the manufacture, sale or distribution of food and beverage products, agricultural products and products related to the development of new food technologies. Strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider includes Food & Beverage stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE MKT and the NASDAQ. The Intellidex Provider ranks the stocks for capital appreciation potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex using research provided by Revere Data, LLC to help identify those companies that have significant operations in the industry group (the "Food & Beverage Group Universe"). The Intellidex Provider further divides stocks within the Food & Beverage Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Indellidex Provider splits stocks in the Food & Beverage Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Food & Beverage Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Food & Beverage Group as follows:

a.  The Underlying Intellidex includes 30 stocks from the Food & Beverage Group Universe based on their model score as follows:

i.  The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best model score in the Sub-Group are included.

ii.  The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best model score in the Sub-Group are included.

b.  In the event that the Food & Beverage Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes 30 component stocks with the best model score in the Food & Beverage Group Universe, and determines the weighting for the 30 stocks as follows:

i.  The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.  The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

•  On page 79, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies" the subsection titled

"Dynamic Leisure and Entertainment IntellidexSM Index" is deleted and replaced with the following:

Dynamic Leisure and Entertainment IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. leisure and entertainment companies that are engaged principally in the design, production or distribution of goods or services in the leisure and entertainment industries. Strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider includes Leisure and Entertainment stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE MKT and the NASDAQ. The Intellidex Provider ranks the stocks for capital appreciation potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex using research provided by Revere Data, LLC to help identify those companies that have significant operations in the industry group (the "Leisure and Entertainment Group Universe"). The Intellidex Provider further divides stocks within the Leisure and Entertainment Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Indellidex Provider splits stocks in the Leisure and Entertainment Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Leisure and Entertainment Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Leisure and Entertainment Group as follows:

a.  The Underlying Intellidex includes 30 stocks from the Leisure and Entertainment Group Universe based on their model score as follows:

i.  The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best model score in the Sub-Group are included.

ii.  The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best model score in the Sub-Group are included.

b.  In the event that the Leisure and Entertainment Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes 30 component stocks with the best model score in the Leisure and Entertainment Group Universe, and determines the weighting for the 30 stocks as follows:

i.  The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.  The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

•  On page 80, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies" the subsection titled "Dynamic Media IntellidexSM Index" is deleted and replaced with the following:

Dynamic Media IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. media companies that are engaged principally in the development, production, sale and distribution of goods or services used in the media industry. Strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider includes Media stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE MKT and the NASDAQ. The Intellidex Provider ranks the stocks for capital appreciation potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex using research provided by Revere Data, LLC to help identify those companies that have significant operations in the industry group (the "Media Group Universe"). The Intellidex Provider further divides stocks within the Media Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Indellidex Provider splits stocks in the Media Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Media Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Media Group as follows:

a.  The Underlying Intellidex includes 30 stocks from the Media Group Universe based on their model score as follows:

i.  The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best model score in the Sub-Group are included.

ii.  The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best model score in the Sub-Group are included.

b.  In the event that the Media Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes 30 component stocks with the best model score in the Media Group Universe, and determines the weighting for the 30 stocks as follows:

i.  The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.  The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

•  Beginning on page 80, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies" the subsection titled "Dynamic Networking IntellidexSM Index" is deleted and replaced with the following:

Dynamic Networking IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. networking companies that are engaged principally in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions. Strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider includes networking stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE MKT and the NASDAQ. The Intellidex Provider ranks the stocks for capital appreciation potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex using research provided by Revere Data, LLC to help identify those companies that have significant operations in the industry group (the "Networking Group Universe"). The Intellidex Provider further divides stocks within the Networking Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Indellidex Provider splits stocks in the Networking Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Networking Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Networking Group as follows:

a.  The Underlying Intellidex includes 30 stocks from the Networking Group Universe based on their model score as follows:

i.  The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best model score in the Sub-Group are included.

ii.  The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best model score in the Sub-Group are included.

b.  In the event that the Networking Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes 30 component stocks with the best model score in the Networking Group Universe, and determines the weighting for the 30 stocks as follows:

i.  The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.  The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

•  On page 82, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies" the subsection titled "Dynamic Pharmaceuticals IntellidexSM Index" is deleted and replaced with the following:

Dynamic Pharmaceuticals IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. pharmaceuticals companies that are engaged principally in the research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. Strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider includes Pharmaceuticals stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE MKT and the NASDAQ. The Intellidex Provider ranks the stocks for capital appreciation potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex using research provided by Revere Data, LLC to help identify those companies that have significant operations in the industry group (the "Pharmaceutical Group Universe"). The Intellidex Provider further divides stocks within the Pharmaceutical Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Indellidex Provider splits stocks in the Pharmaceutical Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Pharmaceutical Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Pharmaceutical Group as follows:

a.  The Underlying Intellidex includes 30 stocks from the Pharmaceutical Group Universe based on their model score as follows:

i.  The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best model score in the Sub-Group are included.

ii.  The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best model score in the Sub-Group are included.

b.  In the event that the Pharmaceutical Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes 30 component stocks with the best model score in the Pharmaceutical Group Universe, and determines the weighting for the 30 stocks as follows:

i.  The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.  The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

•  On page 83, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies" the subsection titled "Dynamic Semiconductors IntellidexSM Index" is deleted and replaced with the following:

Dynamic Semiconductors IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. semiconductors companies that are engaged principally in the manufacture of semiconductors. Strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider includes semiconductors stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE MKT and the NASDAQ. The Intellidex Provider ranks the stocks for capital appreciation potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex using research provided by Revere Data, LLC to help identify those companies that have significant operations in the industry group (the "Semiconductor Group Universe"). The Intellidex Provider further divides stocks within the Semiconductor Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Indellidex Provider splits stocks in the Semiconductor Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Semiconductor Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Semiconductor Group as follows:

a.  The Underlying Intellidex includes 30 stocks from the Semiconductor Group Universe based on their model score as follows:

i.  The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best model score in the Sub-Group are included.

ii.  The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best model score in the Sub-Group are included.

b.  In the event that the Semiconductor Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes 30 component stocks with the best model score in the Semiconductor Group Universe, and determines the weighting for the 30 stocks as follows:

i.  The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.  The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

•  Beginning on page 83, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Investment Strategies" the subsection titled "Dynamic Software IntellidexSM Index" is deleted and replaced with the following:

Dynamic Software IntellidexSM Index

The Underlying Intellidex is composed of stocks of 30 U.S. software companies that are engaged principally in the research, design, production or distribution of products or processes that relate to software applications and systems and information-based services. Strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider includes Software stocks from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, NYSE MKT and the NASDAQ. The Intellidex Provider ranks the stocks for capital appreciation potential using a proprietary NYSE Arca Intellidex model. The Intellidex Provider defines the universe of companies in the Underlying Intellidex using research provided by Revere Data, LLC to help identify those companies that have significant operations in the industry group (the "Software Group Universe"). The Intellidex Provider further divides stocks within the Software Group Universe into two market capitalization groups, larger and smaller (the "Sub-Groups"). The Indellidex Provider splits stocks in the Software Group Universe into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller stocks are included in the bottom four quintiles. Within the Software Group Universe, the Intellidex Provider identifies a defined number of the top-ranked larger and smaller stocks for inclusion in the Underlying Intellidex and equally weights the included stocks within their Sub-Groups. The Intellidex Provider predetermines the number of stocks included from the Software Group as follows:

a.  The Underlying Intellidex includes 30 stocks from the Software Group Universe based on their model score as follows:

i.  The Intellidex Provider includes eight of the top-ranked relatively larger stocks, which collectively receive 40% of the total Underlying Intellidex weight (each larger stock receives on average 5%). The eight component stocks with the best model score in the Sub-Group are included.

ii.  The Intellidex Provider includes 22 of the top-ranked relatively smaller stocks, which collectively receive 60% of the total Underlying Intellidex weight (each smaller stock receives on average 2.73%). The 22 component stocks with the best model score in the Sub-Group are included.

b.  In the event that the Software Group Universe consists of less than 50 stocks at the time of a quarterly review, the Intellidex Provider includes 30 component stocks with the best model score in the Software Group Universe, and determines the weighting for the 30 stocks as follows:

i.  The Intellidex Provider includes the eight largest stocks by market capitalization, which collectively receive 40% of the total Underlying Intellidex weight (each of the eight largest stocks receives on average 5%).

ii.  The remaining 22 stocks collectively receive 60% of the total Underlying Intellidex weight (each of the 22 smaller stocks receives on average 2.73%).

Please Retain This Supplement For Future Reference.

P-PS-PRO-7 SUP-2 061413